Rollforward Deferred Tax Valuation Allowance (Detail) (USD $)			8 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2012 Predecessor [Member]	Aug. 30, 2013 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2012 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]	Dec. 31, 2011 Predecessor [Member] Valuation Allowance of Deferred Tax Assets [Member]
Valuation Allowance [Line Items]
Balance at beginning of period	$ 0	$ 43,780,000	$ 43,780,000	$ 38,865,000	$ 16,053,000
Amounts charged to expense			(12,559,000)	4,446,000	23,259,000
Amounts charged to other comprehensive income				469,000	(447,000)
Balance at end of period	$ 0	$ 43,780,000	$ 31,221,000	$ 43,780,000	$ 38,865,000